Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BLACKROCK LIFEPATH INDEX 2020 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2020 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BLACKROCK LIFEPATH INDEX 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BLACKROCK LIFEPATH INDEX 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BLACKROCK LIFEPATH INDEX 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BLACKROCK LIFEPATH INDEX 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BLACKROCK LIFEPATH INDEX 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BLACKROCK LIFEPATH INDEX 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BLACKROCK LIFEPATH INDEX 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

BlackRock LifePath Index 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf31_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock LifePath® Index 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to the Prospectus and the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2016

Effective on or about November 7, 2016, the following changes will be made to the Prospectus and SAI of the Funds:

With the exception of BlackRock LifePath® Index Retirement Fund, the sixth paragraph in the “Principal Investment Strategies of the Fund” section of each Fund’s “Fund Overview” in the Prospectus will be deleted in its entirety and replaced with the following:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.